UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Security Benefit Life Insurance Company
Address:          One Security Benefit Place
                  Topeka, KS 66636-0001

13F File Number:  28-2805

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Amy J. Lee
Title:            Vice President and Associate General Counsel
Phone:            785-438-3226

Signature, Place and Date of Signing:

            AMY J. LEE             Topeka, Kansas           August 4, 2005
       --------------------     --------------------     --------------------

Report Type (Check only one.):

[_]   13F HOLDINGS REPORT.

[X]   13F NOTICE.

[_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     Security Management Company, LLC


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.